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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-02699
                                   ---------------------------------------------


                                AIM Growth Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


Robert H. Graham   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713)626-1919
                                                    ----------------------------

Date of fiscal year end: 12/31
                         -------------------------------------------------------

Date of reporting period: 3/31/06
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                              AIM BASIC VALUE FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 - REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM              BVA-QTR-1 03/06             A I M Advisors, Inc.

AIM BASIC VALUE FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                                            SHARES          VALUE
                                                          ----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.95%
ADVERTISING-4.61%
Interpublic Group of Cos., Inc.
   (The)(a)(b)                                            13,796,599   $  131,895,486
Omnicom Group Inc.                                         1,838,208      153,030,816
                                                                       --------------
                                                                          284,926,302
                                                                       --------------
APPAREL RETAIL-2.09%
Gap, Inc. (The)                                            6,899,000      128,873,320
                                                                       --------------
ASSET MANAGEMENT & CUSTODY BANKS-2.05%
Bank of New York Co., Inc. (The)                           3,505,960      126,354,798
                                                                       --------------
BREWERS-1.91%
Molson Coors Brewing Co.-Class B(a)                        1,720,215      118,041,153
                                                                       --------------
BUILDING PRODUCTS-4.00%
American Standard Cos. Inc.(a)                             3,537,000      151,595,820
Masco Corp.(a)                                             2,936,795       95,416,470
                                                                       --------------
                                                                          247,012,290
                                                                       --------------
COMPUTER HARDWARE-1.23%
Dell Inc.(a)(b)                                            2,557,013       76,096,707
                                                                       --------------
CONSTRUCTION MATERIALS-2.87%
Cemex S.A. de C.V. -ADR (Mexico)                           2,716,373      177,324,829
                                                                       --------------
CONSUMER ELECTRONICS-1.55%
Koninklijke (Royal) Philips Electronics
   N.V. -New York Shares
   (Netherlands)                                           2,838,098       95,501,998
                                                                       --------------
DATA PROCESSING & OUTSOURCED SERVICES-5.26%
Ceridian Corp.(b)                                          3,653,153       92,972,744
First Data Corp.                                           4,946,000      231,571,720
                                                                       --------------
                                                                          324,544,464
                                                                       --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-2.08%
Cendant Corp.                                              7,388,240      128,185,964
                                                                       --------------
ENVIRONMENTAL & FACILITIES SERVICES-2.66%
Waste Management, Inc.                                     4,647,167      164,044,995
                                                                       --------------
FOOD RETAIL-3.21%
Kroger Co. (The)(b)                                        5,849,400      119,093,784
Safeway Inc.(a)                                            3,155,000       79,253,600
                                                                       --------------
                                                                          198,347,384
                                                                       --------------
GENERAL MERCHANDISE STORES-1.23%
Target Corp.                                               1,456,795       75,767,908
                                                                       --------------
HEALTH CARE DISTRIBUTORS-6.13%
Cardinal Health, Inc.                                      3,828,762      285,319,344
                                                                       --------------

                                                            SHARES          VALUE
                                                          ----------   --------------
HEALTH CARE DISTRIBUTORS-(CONTINUED)
McKesson Corp.                                             1,786,966   $   93,154,538
                                                                       --------------
                                                                          378,473,882
                                                                       --------------

HEALTH CARE EQUIPMENT-2.05%
Waters Corp.(b)                                            2,937,100      126,735,865
                                                                       --------------
HEALTH CARE FACILITIES-1.49%
HCA, Inc.(a)                                               2,013,381       92,192,716
                                                                       --------------
INDUSTRIAL CONGLOMERATES-6.06%
General Electric Co.                                       4,115,000      143,119,700
Tyco International Ltd.                                    8,597,000      231,087,360
                                                                       --------------
                                                                          374,207,060
                                                                       --------------
INDUSTRIAL MACHINERY-0.73%
Parker Hannifin Corp.                                        562,882       45,373,918
                                                                       --------------
INVESTMENT BANKING & BROKERAGE-4.42%
Merrill Lynch & Co., Inc.                                  1,687,632      132,917,896
Morgan Stanley                                             2,225,900      139,831,038
                                                                       --------------
                                                                          272,748,934
                                                                       --------------
MANAGED HEALTH CARE-2.80%
UnitedHealth Group Inc.                                    3,095,211      172,898,486
                                                                       --------------
MOVIES & ENTERTAINMENT-2.25%
Walt Disney Co. (The)(a)                                   4,975,852      138,776,512
                                                                       --------------
MULTI-LINE INSURANCE-1.48%
Genworth Financial Inc.-Class A                            2,730,228       91,271,522
                                                                       --------------
OIL & GAS DRILLING-3.09%
Transocean Inc.(b)                                         2,379,598      191,081,719
                                                                       --------------
OIL & GAS EQUIPMENT & SERVICES-5.32%
Halliburton Co.                                            2,495,000      182,184,900
Weatherford International Ltd.(b)                          3,199,600      146,381,700
                                                                       --------------
                                                                          328,566,600
                                                                       --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-6.05%
Citigroup Inc.                                             3,408,518      161,018,390
JPMorgan Chase & Co.                                       5,100,360      212,378,991
                                                                       --------------
                                                                          373,397,381
                                                                       --------------
PACKAGED FOODS & MEATS-1.55%
Unilever N.V. (Netherlands)(c)                             1,376,684       95,435,006
                                                                       --------------
PHARMACEUTICALS-7.79%
Pfizer Inc.                                                4,952,300      123,411,316
Sanofi-Aventis (France)(c)                                 1,945,837      185,128,309
Wyeth                                                      3,554,124      172,446,097
                                                                       --------------
                                                                          480,985,722
                                                                       --------------

AIM BASIC VALUE FUND

                                                            SHARES          VALUE
                                                          ----------   --------------
PROPERTY & CASUALTY INSURANCE-2.18%
ACE Ltd.                                                   2,587,378   $  134,569,530
                                                                       --------------
SEMICONDUCTOR EQUIPMENT-1.61%
Novellus Systems, Inc.(a)(b)                               4,154,084       99,698,016
                                                                       --------------
SPECIALIZED CONSUMER SERVICES-1.10%
H&R Block, Inc.(a)                                         3,149,750       68,192,088
                                                                       --------------
SYSTEMS SOFTWARE-2.99%
CA, Inc.(a)                                                6,776,047      184,376,239
                                                                       --------------
THRIFTS & MORTGAGE FINANCE-5.11%
Fannie Mae                                                 3,703,000      190,334,200
MGIC Investment Corp.(a)                                     962,100       64,104,723
Radian Group Inc.                                          1,010,502       60,882,746
                                                                       --------------
                                                                          315,321,669
                                                                       --------------
   Total Common Stocks & Other Equity
      Interests (Cost $4,515,036,025)                                   6,109,324,977
                                                                       --------------
MONEY MARKET FUNDS-1.60%
Liquid Assets Portfolio-Institutional
   Class(d)                                               49,545,029       49,545,029
STIC Prime Portfolio-Institutional
   Class(d)                                               49,545,029       49,545,029
                                                                       --------------
   Total Money Market Funds
      (Cost $99,090,058)                                                   99,090,058
                                                                       --------------
Total Investments (excluding
   investments purchased with cash
   collateral from securities
   loaned)-100.55%
   (Cost $4,614,126,083)                                                6,208,415,035
                                                                       --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES LOANED
MONEY MARKET FUNDS-9.06%
Liquid Assets
   Portfolio-Institutional
   Class(d)(e)                                           279,566,427      279,566,427
STIC Prime
   Portfolio-Institutional
   Class(d)(e)                                           279,566,428      279,566,428
                                                                       --------------
   Total Money Market Funds
      (purchased with cash collateral
      from securities loaned)
      (Cost $559,132,855)                                                 559,132,855
                                                                       --------------
TOTAL INVESTMENTS-109.61%
   (Cost $5,173,258,938)                                                6,767,547,890
                                                                       --------------
OTHER ASSETS LESS LIABILITIES-(9.61)%                                    (593,560,953)
                                                                       --------------
NET ASSETS-100.00%                                                     $6,173,986,937
                                                                       ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security is out on loan at March 31, 2006.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $280,563,315, which represented 4.54% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

AIM BASIC VALUE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM BASIC VALUE FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM BASIC VALUE FUND

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    CHANGE IN
                                                                   UNREALIZED                                REALIZED
                       VALUE        PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      GAIN
FUND                 12/31/05        AT COST         SALES       (DEPRECIATION)     03/31/06      INCOME      (LOSS)
----               ------------   ------------   -------------   --------------   -----------   ----------   --------
Liquid Assets
   Portfolio -
   Institutional
   Class           $ 61,157,137   $205,714,687   $(217,326,795)        $--        $49,545,029   $  580,922      $--

STIC Prime
   Portfolio -
   Institutional
   Class             61,157,137    205,714,687    (217,326,795)         --         49,545,029      582,800       --
                   ------------   ------------   -------------         ---        -----------   ----------      ---
   SUBTOTAL        $122,314,274   $411,429,374   $(434,653,590)        $--        $99,090,058   $1,163,722      $--
                   ============   ============   =============         ===        ===========   ==========      ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                    CHANGE IN
                                                                   UNREALIZED                                 REALIZED
                       VALUE        PURCHASES    PROCEEDS FROM    APPRECIATION        VALUE       DIVIDEND      GAIN
FUND                 12/31/05        AT COST         SALES       (DEPRECIATION)     03/31/06       INCOME*     (LOSS)
----               ------------   ------------   -------------   --------------   ------------   ----------   --------
Liquid Assets
   Portfolio -
   Institutional
   Class           $315,838,341   $177,629,184   $(213,901,098)        $--        $279,566,427   $  101,101      $--

STIC Prime
   Portfolio -
   Institutional
   Class            315,838,342    177,629,184    (213,901,098)         --         279,566,428      101,399       --
                   ------------   ------------   -------------         ---        ------------   ----------      ---
   SUBTOTAL        $631,676,683   $355,258,368   $(427,802,196)        $--        $559,132,855   $  202,500      $--
                   ------------   ------------   -------------         ---        ------------   ----------      ---
   TOTAL           $753,990,957   $766,687,742   $(862,455,786)        $--        $658,222,913   $1,366,222      $--
                   ============   ============   =============         ===        ============   ==========      ===

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At March 31, 2006, securities with an aggregate value of $547,771,534 were on loan to brokers. The loans were secured by cash collateral of $559,132,855 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $202,500 for securities lending transactions, which are net of compensation to counterparties.

AIM BASIC VALUE FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $235,889,559 and $552,582,626, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $1,829,144,971
Aggregate unrealized (depreciation) of investment securities     (245,228,979)
                                                               --------------
Net unrealized appreciation of investment securities           $1,583,915,992
                                                               ==============

Cost of investments for tax purposes is $5,183,631,898.

                        AIM CONSERVATIVE ALLOCATION FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 - REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM               CAL-QTR-1 3/06             A I M Advisors, Inc.

AIM CONSERVATIVE ALLOCATION FUND


SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)


SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-90.43% (a)

                                                                                   CHANGE IN
                                                                                   UNREALIZED
                                        VALUE      PURCHASES AT   PROCEEDS FROM   APPRECIATION  REALIZED GAIN  DIVIDEND
                                      12/31/05         COST           SALES      (DEPRECIATION)     (LOSS)      INCOME
---------------------------------------------------------------------------------------------------------------------------
AIM Charter Fund- Institutional
Class-5.33%                          $ 3,690,649   $   198,180    $  (109,309)   $   198,142    $    17,560    $        --
---------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity
Fund-Institutional Class-2.89%         1,952,328        99,091        (58,203)       155,664         14,106             --
---------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value
Fund-Institutional Class -5.37%        3,727,139       198,180       (109,832)       181,591         24,085             --
---------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
Fund-Institutional Class-5.44% (b)     3,782,212       198,181       (112,234)       183,879         25,834             --
---------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury
Fund-Institutional Class-14.58%       10,589,450       692,280       (302,576)       (46,491)        (7,396)        97,946
---------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector
Fund-Institutional Class-2.75%         1,914,691        99,091        (56,731)        84,402         15,635             --
---------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond
Fund-Institutional Class-24.43%       17,717,217     1,183,552       (506,606)       (82,526)        (9,345)       197,136
---------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond
Fund-Institutional Class-24.03%       17,592,671     1,189,058       (501,465)      (266,927)       (11,196)       202,566
---------------------------------------------------------------------------------------------------------------------------
AIM Trimark Endeavor
Fund-Institutional Class-5.61%         3,762,673       198,180       (111,340)       323,862         26,442             --
---------------------------------------------------------------------------------------------------------------------------
    Total Mutual Funds-90.43%
    (Cost $65,708,477)                64,729,030     4,055,793     (1,868,296)       731,596         95,725        497,648
===========================================================================================================================


                                      SHARES        VALUE
                                     03/31/06      03/31/06
------------------------------------------------------------
AIM Charter Fund- Institutional
Class-5.33%                            276,677   $ 3,995,222
------------------------------------------------------------
AIM International Core Equity
Fund-Institutional Class-2.89%         163,368     2,162,986
------------------------------------------------------------
AIM Large Cap Basic Value
Fund-Institutional Class -5.37%        263,856     4,021,163
------------------------------------------------------------
AIM Large Cap Growth
Fund-Institutional Class-5.44% (b)     360,236     4,077,872
------------------------------------------------------------
AIM Limited Maturity Treasury
Fund-Institutional Class-14.58%      1,091,435    10,925,267
------------------------------------------------------------
AIM Multi-Sector
Fund-Institutional Class-2.75%          78,785     2,057,088
------------------------------------------------------------
AIM Short Term Bond
Fund-Institutional Class-24.43%      1,861,881    18,302,292
------------------------------------------------------------
AIM Total Return Bond
Fund-Institutional Class-24.03%       1,759,740   18,002,141
------------------------------------------------------------
AIM Trimark Endeavor
Fund-Institutional Class-5.61%         284,541     4,199,817
------------------------------------------------------------
    Total Mutual Funds-90.43%
    (Cost $65,708,477)                            67,743,848
============================================================


                                                                                                      PRINCIPAL (000)
SCHEDULE OF INVESTMENTS IN UNAFFILIATED ISSUERS-9.60%
REPURCHASE AGREEMENTS-9.60%
State Street Bank & Trust 4.45%,
04/03/06 (Cost $7,194,479) (c)                                                                        $  7,194            7,194,479
====================================================================================================================================
TOTAL INVESTMENTS-100.03%
(Cost $72,902,956)                                                                                                       74,938,327
====================================================================================================================================
OTHER ASSETS LESS
LIABILITIES-(0.03)%                                                                                                         (19,205)
====================================================================================================================================
NET ASSETS-100.00%                                                                                                     $ 74,919,122
====================================================================================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.

(b) Non-Income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(c) Repurchase agreement entered into March 31, 2006 with a maturing value of $7,197,147. Collateralized by $7,540,000 US Government obligations, 3.75% due August 15, 2008 with a value at March 31, 2006 of $7,340,507.


See accompanying notes which are an intergal part of this schedule.

AIM CONSERVATIVE ALLOCATION FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the

AIM CONSERVATIVE ALLOCATION FUND
     security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $4,055,793 and $1,868,296, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     ------------------------------------------------------------------------------------------------------
     Aggregate unrealized appreciation of investment securities                                 $ 2,939,510
     ------------------------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                                  (955,459)
     ======================================================================================================
     Net unrealized appreciation of investment securities                                       $ 1,984,051
     ______________________________________________________________________________________________________
     ======================================================================================================
     Cost of investments for tax purposes is $72,954,276.

                             AIM GLOBAL EQUITY FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 - REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM               GEQ-QTR-1 3/06             A I M Advisors, Inc.

AIM GLOBAL EQUITY FUND


SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--48.94%

AEROSPACE & DEFENSE--1.02%

General Dynamics Corp.                                77,270   $     4,943,735
==============================================================================

AIRLINES--0.32%

US Airways Group, Inc.(a)(b)                          39,424         1,576,960
==============================================================================

APPAREL RETAIL--0.75%

Chico's FAS, Inc.(b)                                  18,924           769,071
------------------------------------------------------------------------------
Dress Barn, Inc. (The)(b)                             49,763         2,386,136
------------------------------------------------------------------------------
Genesco Inc.(b)                                       12,276           477,414
==============================================================================
                                                                     3,632,621
==============================================================================

APPLICATION SOFTWARE--0.27%

Autodesk, Inc.(b)                                     34,110         1,313,917
==============================================================================

BIOTECHNOLOGY--1.63%

Alkermes, Inc.(b)                                     56,977         1,256,343
------------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                              82,324         5,122,199
------------------------------------------------------------------------------
Techne Corp.(b)                                       25,547         1,536,397
==============================================================================
                                                                     7,914,939
==============================================================================

COAL & CONSUMABLE FUELS--0.52%

Peabody Energy Corp.                                  49,943         2,517,627
==============================================================================

COMMODITY CHEMICALS--0.86%

Lyondell Chemical Co.                                208,874         4,156,593
==============================================================================

COMMUNICATIONS EQUIPMENT--1.63%

Cisco Systems, Inc.(b)                                65,293         1,414,899
------------------------------------------------------------------------------
Motorola, Inc.                                        41,952           961,121
------------------------------------------------------------------------------
QUALCOMM Inc.                                        109,541         5,543,870
==============================================================================
                                                                     7,919,890
==============================================================================

COMPUTER HARDWARE--3.10%

Apple Computer, Inc.(b)                               49,651         3,114,111
------------------------------------------------------------------------------
Hewlett-Packard Co.                                  191,739         6,308,213
------------------------------------------------------------------------------
International Business Machines Corp.                 68,576         5,655,463
==============================================================================
                                                                    15,077,787
==============================================================================

COMPUTER STORAGE & PERIPHERALS--1.38%

Brocade Communications Systems, Inc.(b)              247,492         1,653,246
------------------------------------------------------------------------------
Komag, Inc.(a)(b)                                     34,371         1,636,060
------------------------------------------------------------------------------
Seagate Technology(a)(b)                              70,867         1,865,928
------------------------------------------------------------------------------
Western Digital Corp.(b)                              78,400         1,523,312
==============================================================================
                                                                     6,678,546
==============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS--1.10%

Cummins Inc.                                          50,976         5,357,578
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES--0.53%

Global Payments Inc.                                  48,440         2,567,804
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
DEPARTMENT STORES--0.45%

Nordstrom, Inc.                                       55,659   $     2,180,720
==============================================================================

DIVERSIFIED CHEMICALS--3.08%

Ashland Inc.                                         121,285         8,620,938
------------------------------------------------------------------------------
Eastman Chemical Co.                                 123,609         6,326,308
==============================================================================
                                                                    14,947,246
==============================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES--1.30%

Corporate Executive Board Co.
  (The)                                               33,981         3,428,683
------------------------------------------------------------------------------
West Corp.(b)                                         64,085         2,862,036
==============================================================================
                                                                     6,290,719
==============================================================================

ELECTRIC UTILITIES--0.88%

Allegheny Energy, Inc.(b)                             43,176         1,461,507
------------------------------------------------------------------------------
FirstEnergy Corp.                                     57,453         2,809,452
==============================================================================
                                                                     4,270,959
==============================================================================

GAS UTILITIES--2.75%

Energen Corp.                                         90,200         3,157,000
------------------------------------------------------------------------------
Equitable Resources, Inc.                            226,009         8,251,589
------------------------------------------------------------------------------
Questar Corp.                                         27,828         1,949,351
==============================================================================
                                                                    13,357,940
==============================================================================

GENERAL MERCHANDISE STORES--0.28%

Conn's, Inc.(b)                                       39,680         1,355,469
==============================================================================

HEALTH CARE DISTRIBUTORS--0.27%

AmerisourceBergen Corp.                               27,340         1,319,702
==============================================================================

HOME IMPROVEMENT RETAIL--0.33%

Lowe's Cos., Inc.                                     24,600         1,585,224
==============================================================================

HOUSEHOLD APPLIANCES--0.65%

Whirlpool Corp.                                       34,487         3,154,526
==============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--0.59%

TXU Corp.                                             64,153         2,871,488
==============================================================================

INDUSTRIAL CONGLOMERATES--1.46%

3M Co.                                                93,612         7,085,492
==============================================================================

INDUSTRIAL MACHINERY--1.19%

Eaton Corp.                                           79,381         5,792,432
==============================================================================

INTEGRATED OIL & GAS--0.89%

Occidental Petroleum Corp.                            46,646         4,321,752
==============================================================================

INTERNET SOFTWARE & SERVICES--0.53%

EarthLink, Inc.(b)                                   135,522         1,294,235
------------------------------------------------------------------------------
eBay Inc.(b)                                          32,854         1,283,277
==============================================================================
                                                                     2,577,512
==============================================================================

INVESTMENT BANKING & BROKERAGE--0.27%

Lehman Brothers Holdings Inc.                          9,002         1,301,059
==============================================================================

AIM GLOBAL EQUITY FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES--1.24%

Accenture Ltd.-Class A                               200,559   $     6,030,809
==============================================================================

LEISURE PRODUCTS--0.64%

JAKKS Pacific, Inc.(b)                               115,774         3,095,797
==============================================================================

LIFE & HEALTH INSURANCE--1.78%

Prudential Financial, Inc.(a)                        114,172         8,655,379
==============================================================================

MANAGED HEALTH CARE--1.73%

Aetna Inc.                                            46,709         2,295,280
------------------------------------------------------------------------------
CIGNA Corp.                                           34,802         4,545,837
------------------------------------------------------------------------------
UnitedHealth Group Inc.                               27,679         1,546,149
==============================================================================
                                                                     8,387,266
==============================================================================

MULTI-UTILITIES--0.60%

MDU Resoruces Group, Inc.                             32,417         1,084,349
------------------------------------------------------------------------------
Sempra Energy                                         39,772         1,847,807
==============================================================================
                                                                     2,932,156
==============================================================================

OIL & GAS EXPLORATION &
  PRODUCTION--1.32%

Anadarko Petroleum Corp.                              18,052         1,823,432
------------------------------------------------------------------------------
Apache Corp.                                          40,100         2,626,951
------------------------------------------------------------------------------
GMX Resources Inc.(b)                                 24,904           932,655
------------------------------------------------------------------------------
Parallel Petroleum Corp.(b)                           56,604         1,044,344
==============================================================================
                                                                     6,427,382
==============================================================================

OIL & GAS REFINING & MARKETING--0.29%

Western Gas Resources, Inc.                           29,323         1,414,835
==============================================================================

OIL & GAS STORAGE &
  TRANSPORTATION--0.80%

Overseas Shipholding Group, Inc.                      81,394         3,901,214
==============================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES--0.29%

JPMorgan Chase & Co.                                  34,322         1,429,168
==============================================================================

RAILROADS--0.46%

CSX Corp.                                             37,458         2,239,988
==============================================================================

REGIONAL BANKS--0.49%

First Community Bancorp                               20,180         1,163,579
------------------------------------------------------------------------------
KeyCorp                                               33,356         1,227,501
==============================================================================
                                                                     2,391,080
==============================================================================

REINSURANCE--0.30%

Endurance Specialty Holdings Ltd.                     44,666         1,453,878
==============================================================================

SEMICONDUCTOR EQUIPMENT--0.38%

Lam Research Corp.(b)                                 43,044         1,850,892
==============================================================================

SEMICONDUCTORS--2.37%

Intel Corp.(a)                                       340,876         6,595,950
------------------------------------------------------------------------------
Linear Technology Corp.                               91,298         3,202,734
------------------------------------------------------------------------------
Texas Instruments Inc.                                53,381         1,733,281
==============================================================================
                                                                    11,531,965
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
SOFT DRINKS--0.32%

PepsiCo, Inc.                                         26,535   $     1,533,458
==============================================================================

SPECIALIZED FINANCE--2.89%

CIT Group, Inc.                                       22,062         1,180,758
------------------------------------------------------------------------------
Moody's Corp.(a)                                     180,097        12,869,732
==============================================================================
                                                                    14,050,490
==============================================================================

SPECIALTY STORES--0.14%

Movie Gallery, Inc.(a)                               228,599           690,369
==============================================================================

SYSTEMS SOFTWARE--0.98%

Microsoft Corp.                                      175,026         4,762,457
==============================================================================

THRIFTS & MORTGAGE FINANCE--0.31%

Fremont General Corp.                                 69,686         1,502,430
==============================================================================

TOBACCO--1.80%

Altria Group, Inc.                                     8,473           600,397
------------------------------------------------------------------------------
Reynolds American Inc.(a)                             63,155         6,662,852
------------------------------------------------------------------------------
UST Inc.                                              35,277         1,467,523
==============================================================================
                                                                     8,730,772
==============================================================================

TRUCKING--1.79%

Con-way Inc.(b)                                       65,587         3,275,415
------------------------------------------------------------------------------
Laidlaw International Inc.                           198,511         5,399,499
------------------------------------------------------------------------------
                                                                     8,674,914
==============================================================================
     Total Domestic Common Stocks
      (Cost $ 214,753,917)                                         237,756,936
==============================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS--48.78%

AUSTRALIA--1.97%

Australia & New Zealand Banking Group
  Ltd. (Diversified Banks)(c)                         72,568         1,375,230
------------------------------------------------------------------------------
Commonwealth Bank of Australia
  (Diversified Banks) (c)                            123,027         3,985,309
------------------------------------------------------------------------------
St. George Bank Ltd. (Diversified
  Banks) (a)(c)                                      190,518         4,207,548
------------------------------------------------------------------------------
                                                                     9,568,087
==============================================================================

BELGIUM--0.97%

Fortis (Other Diversified
  Financial Services) (c)                             84,901         3,022,269
------------------------------------------------------------------------------
Option N.V. (Communications
  Equipment) (a)(b)(c)                                16,822         1,689,845
------------------------------------------------------------------------------
                                                                     4,712,114
==============================================================================

CANADA--3.00%

Aur Resources Inc. (Diversified
  Metals & Mining)                                   159,400         2,024,409
------------------------------------------------------------------------------
Galleon Energy Inc.-Class A (Oil
  & Gas Exploration & Production)
  (b)                                                 52,800         1,537,381
------------------------------------------------------------------------------
Husky Energy Inc. (Integrated Oil
  & Gas)                                              25,400         1,536,790
------------------------------------------------------------------------------
IPSCO, Inc. (Steel)                                   10,100         1,046,760
------------------------------------------------------------------------------
MacDonald, Dettwiler and
  Associates Ltd. (Application
  Software) (b)                                       32,600         1,270,275
------------------------------------------------------------------------------
Petrobank Energy and Resources
  Ltd. (Oil & Gas Exploration &
  Production) (b)                                     86,100         1,032,286
------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM GLOBAL EQUITY FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
CANADA--(CONTINUED)

Rothmans, Inc. (Tobacco)                             134,400   $     2,330,736
------------------------------------------------------------------------------
Russel Metals Inc. (Trading
  Companies & Distributors)                           61,800         1,352,222
------------------------------------------------------------------------------
Shaw Communications Inc.-Class B
  (Broadcasting & Cable TV)                          101,500         2,420,806
==============================================================================
                                                                    14,551,665
==============================================================================

DENMARK--0.80%

Danske Bank A.S. (Diversified
  Banks) (a)(c)                                      104,900         3,885,041
==============================================================================

FINLAND--0.66%

Nokia Oyj (Communications
  Equipment) (a)(c)                                  156,000         3,231,918
==============================================================================

FRANCE--7.71%

Assurances Generales de France
  (Multi-Line Insurance) (c)                          47,784         5,758,713
------------------------------------------------------------------------------
AXA (Multi-Line Insurance) (c)                       129,039         4,512,405
------------------------------------------------------------------------------
Bouygues S.A. (Wireless
  Telecommunication Services) (c)                     26,778         1,418,673
------------------------------------------------------------------------------
Essilor International S.A
  (Health Care Supplies) (c)                          65,421         5,828,204
------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton
  S.A. (Apparel, Accessories &
  Luxury Goods) (c)                                   19,681         1,926,457
------------------------------------------------------------------------------
PagesJaunes S.A. (Publishing)                        313,714         8,811,350
------------------------------------------------------------------------------
Societe Generale (Diversified
  Banks) (c)                                          61,290         9,205,331
==============================================================================
                                                                    37,461,133
==============================================================================

GERMANY--2.69%
Balda A.G. (Communications
  Equipment) (c)                                      38,347           552,944
------------------------------------------------------------------------------
BASF A.G. (Diversified Chemicals)                     46,696         3,660,826
------------------------------------------------------------------------------
Norddeutsche Affinerie A.G
  (Diversified Metals & Mining) (c)                   49,402         1,522,464
------------------------------------------------------------------------------
ThyssenKrupp A.G. (Steel)                            196,698         5,679,617
------------------------------------------------------------------------------
Wincor Nixdorf A.G. (Computer
  Hardware) (c)                                       12,973         1,633,809
==============================================================================
                                                                    13,049,660
==============================================================================

GREECE--2.22%

Cosmote Mobile Telecommunications
  S.A. (Wireless
  Telecommunication Services) (c)                     74,024         1,713,143
------------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming) (c)                     237,052         9,050,905
==============================================================================
                                                                    10,764,048
==============================================================================

INDIA--0.24%

Syndicate Bank Ltd. (Diversified
  Banks) (c)                                         566,828         1,143,680
==============================================================================

ITALY--0.29%

IFI-Istituto Finanziario Industriale S.p.A.
  (Multi-Sector Holdings) (b)(c)                      65,597         1,414,387
==============================================================================

JAPAN--11.01%

Aioi Insurance Co., Ltd.
  (Property & Casualty Insurance) (c)                158,000         1,168,314
------------------------------------------------------------------------------
Chubu Electric Power Co., Inc.
  (Electric Utilities) (a)                           278,100         6,969,925
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
JAPAN--(CONTINUED)

Chugoku Electric Power Co., Inc.
  (The) (Electric Utilities)                         150,200   $     3,126,375
------------------------------------------------------------------------------
Eizo Nanao Corp. (Computer Storage
  & Peripherals) (c)                                  13,400           458,735
------------------------------------------------------------------------------
Fuji Fire and Marine Insurance
  Co., Ltd. (The) (Property &
  Casualty Insurance) (c)                            539,000         2,230,781
------------------------------------------------------------------------------
Hokuetsu Paper Mills, Ltd. (Paper
  Products)                                          191,000         1,127,777
------------------------------------------------------------------------------
Japan General Estate Co., Ltd.
  (The) (Homebuilding)                                63,600         1,313,011
------------------------------------------------------------------------------
Kyushu Electric Power Co., Inc.
  (Electric Utilities)                               412,400         9,302,256
------------------------------------------------------------------------------
Matsui Securities Co., Ltd.
  (Investment Banking & Brokerage)
  (a)(c)                                             237,300         3,292,387
------------------------------------------------------------------------------
Mizuho Financial Group, Inc.
  (Diversified Banks) (c)                                192         1,571,562
------------------------------------------------------------------------------
Nikko Cordial Corp. (Investment
  Banking & Brokerage) (c)                           366,000         6,061,687
------------------------------------------------------------------------------
Nisshin Fire and Marine Insurance
  Co., Ltd. (The) (Property &
  Casualty Insurance) (a)                            279,000         1,327,386
------------------------------------------------------------------------------
Nissin Co., Ltd. (Consumer
  Finance) (a)(c)                                  1,919,800         2,105,289
------------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless
  Telecommunication Services) (c)                      1,056         1,559,678
------------------------------------------------------------------------------
Showa Shell Sekiyu K.K. (Oil & Gas
  Refining & Marketing) (c)                          189,400         2,148,587
------------------------------------------------------------------------------
Tamron Co., Ltd. (Photographic
  Products) (a)                                       75,800         1,236,447
------------------------------------------------------------------------------
Tokai Tokyo Securities Co., Ltd.
  (Investment Banking & Brokerage)
  (a)(c)                                             113,000           814,741
------------------------------------------------------------------------------
Tokyo Electric Power Co., Inc.
  (The) (Electric Utilities) (c)                     127,600         3,182,116
------------------------------------------------------------------------------
Yamato Kogyo Co., Ltd. (Steel) (c)                   154,700         3,299,992
------------------------------------------------------------------------------
Yodogawa Stell Works, Ltd. (Steel)
  (a)(c)                                             192,000         1,184,600
==============================================================================
                                                                    53,481,646
==============================================================================

NETHERLANDS--2.08%

ING Groep N.V.-Dutch Ctfs.
  (Other Diversified Financial
  Services) (c)                                      256,227        10,099,063
==============================================================================

NORWAY--1.63%

DnB NOR A.S.A (Diversified Banks) (c)                185,400         2,496,121
------------------------------------------------------------------------------
Norsk Hydro A.S.A. (Oil & Gas
  Exploration & Production) (c)                       39,342         5,430,440
==============================================================================
                                                                     7,926,561
==============================================================================

SOUTH KOREA--0.47%

POSCO (Steel) (c)                                      8,990         2,302,041
==============================================================================

SPAIN--0.66%

Gestevision Telecinco S.A
  (Broadcasting & Cable TV) (c)                       74,378         1,852,123
------------------------------------------------------------------------------
Telefonica Publicidad e
  Informacion, S.A. (Publishing) (c)                 122,494         1,363,525
==============================================================================
                                                                     3,215,648
==============================================================================

SWEDEN--1.55%

ForeningsSparbanken A.B
  (Diversified Banks) (c)                            103,100         2,904,123
------------------------------------------------------------------------------
Investor A.B.-Class A
  (Multi-Sector Holdings) (c)                         65,400         1,180,962
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM GLOBAL EQUITY FUND



                                                  SHARES            VALUE
------------------------------------------------------------------------------
SWEDEN--(CONTINUED)

Investor A.B.-Class B
  (Multi-Sector Holdings) (c)                        188,800   $     3,423,496
==============================================================================
                                                                     7,508,581
==============================================================================

SWITZERLAND--1.05%

Novartis A.G. (Pharmaceuticals) (c)                   69,426         3,861,125
------------------------------------------------------------------------------
SGS S.A. (Diversified Commercial
  & Professional Services) (a)(c)                      1,357         1,257,531
==============================================================================
                                                                     5,118,656
==============================================================================

TAIWAN--1.87%

China Steel Corp. (Steel) (c)                      5,946,225         5,570,895
------------------------------------------------------------------------------
Formosa Chemicals & Fire Corp.
  (Commodity Chemicals) (c)                          703,000         1,132,907
------------------------------------------------------------------------------
U-Ming Marine Transport Corp.
  (Marine) (c)                                     1,185,000         1,236,237
------------------------------------------------------------------------------
Yang Ming Marine Transport Corp.
  (Marine) (c)                                     1,904,000         1,160,562
==============================================================================
                                                                     9,100,601
==============================================================================

UNITED KINGDOM--7.91%

AstraZeneca PLC (Pharmaceuticals) (c)                 52,183         2,626,522
------------------------------------------------------------------------------
Aviva PLC (Multi-Line Insurance)                     187,527         2,604,846
------------------------------------------------------------------------------
GlaxoSmithKline PLC
  (Pharmaceuticals) (c)                              191,370         4,998,849
------------------------------------------------------------------------------
HSBC Holdings PLC (Diversified
  Banks) (c)                                          90,400         1,511,749
------------------------------------------------------------------------------
Legal & General Group PLC (Life &
  Health Insurance) (c)                            2,607,517         6,427,880
------------------------------------------------------------------------------
Lloyds TSB Group PLC (Diversified
  Banks) (a)                                         505,430         4,834,128
------------------------------------------------------------------------------
Old Mutual PLC (Life & Health
  Insurance) (c)                                   1,027,360         3,589,747
------------------------------------------------------------------------------
Reckitt Benckiser PLC (Household
  Products)                                           75,929         2,672,680
------------------------------------------------------------------------------
Tesco PLC (Food Retail) (c)                        1,600,339         9,169,763
==============================================================================
                                                                    38,436,164
==============================================================================
     Total Foreign Stocks & Other
      Equity Interests
      (Cost $203,369,434)                                          236,970,694
==============================================================================

MONEY MARKET FUNDS--3.24%

Liquid Assets Portfolio--
  Institutional Class(d)                           7,866,414         7,866,414
------------------------------------------------------------------------------
STIC Prime Portfolio--
  Institutional Class (d)                          7,866,414         7,866,414
==============================================================================
    Total Money Market Funds
      (Cost $15,732,828)                                            15,732,828
==============================================================================
Total Investments (excluding
  investments purchased with cash
  collateral from securities
  loaned)--100.97%
  (Cost $433,856,179)                                              490,460,458
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES
  LOANED--10.20%

Liquid Assets Portfolio -
  Institutional Class (d)(e)                      24,766,049    $   24,766,049
------------------------------------------------------------------------------
STIC Prime Portfolio -
  Institutional Class(d)(e)                       24,766,050        24,766,050
==============================================================================
    Total Money Market Funds
      (purchased with cash collateral
      from securities loaned)
      (Cost $49,532,099)                                            49,532,099
==============================================================================
TOTAL INVESTMENTS--111.16%
  (Cost $483,388,278)                                              539,992,557
==============================================================================
OTHER ASSETS LESS LIABILITIES (11.16)%                             (54,222,721)
==============================================================================
NET ASSETS--100.00%                                             $  485,769,836
______________________________________________________________________________
==============================================================================


Notes to Schedule of Investments:

(a)  All or a portion of this security is out on loan at March 31, 2006.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $169,752,405, which represented 34.95% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.



See accompanying notes which are an integral part of this schedule.

AIM GLOBAL EQUITY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the

AIM GLOBAL EQUITY FUND
     principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM GLOBAL EQUITY FUND


E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2--INVESTMENTS IN AFFILIATES

 The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                             CHANGE IN
                                                             UNREALIZED                                 REALIZED
                     VALUE       PURCHASES     PROCEEDS     APPRECIATION      VALUE       DIVIDEND        GAIN
FUND               12/31/05       AT COST     FROM SALES   (DEPRECIATION)   03/31/06       INCOME        (LOSS)
------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class            $  6,224,197  $ 16,189,586  $(14,547,369)  $         --  $  7,866,414  $     75,537  $         --
------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class               6,224,197    16,189,586   (14,547,369)            --     7,866,414        75,744            --
==================================================================================================================
   SUBTOTAL      $ 12,448,394  $ 32,379,172  $(29,094,738)  $         --  $ 15,732,828  $    151,281  $         --
__________________________________________________________________________________________________________________
==================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                             CHANGE IN
                                                             UNREALIZED                                 REALIZED
                     VALUE       PURCHASES     PROCEEDS     APPRECIATION      VALUE       DIVIDEND        GAIN
FUND               12/31/05       AT COST     FROM SALES   (DEPRECIATION)   03/31/06      INCOME *       (LOSS)
------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class            $ 13,105,016  $ 47,012,686  $(35,351,653)  $         --  $ 24,766,049  $     52,807  $         --
------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class              13,105,017    47,012,686   (35,351,653)            --    24,766,050        52,943            --
==================================================================================================================
   SUBTOTAL      $ 26,210,033  $ 94,025,372  $(70,703,306)  $         --  $ 49,532,099  $    105,750  $         --
==================================================================================================================
   TOTAL         $ 38,658,427  $126,404,544  $(99,798,044)  $         --  $ 65,264,927  $    257,031  $         --
__________________________________________________________________________________________________________________
==================================================================================================================

* Net of compensation to counterparties.

AIM GLOBAL EQUITY FUND


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At March 31, 2006, securities with an aggregate value of $47,946,207 were on loan to brokers. The loans were secured by cash collateral of $49,532,099 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $105,750 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $229,905,575 and $211,453,567, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    64,937,185
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (8,447,735)
========================================================================================
Net unrealized appreciation of investment securities                     $    56,489,450
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $483,503,107.

                           AIM GROWTH ALLOCATION FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 - REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM               GAL-QTR-1 3/06             A I M Advisors, Inc.

AIM GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)


SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.06% (a)

                                                                                          CHANGE IN
                                                                                          UNREALIZED
                                           VALUE         PURCHASES AT   PROCEEDS FROM    APPRECIATION    REALIZED GAIN
                                          12/31/05          COST            SALES       (DEPRECIATION)       (LOSS)
-------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund-Institutional
Class-5.15% (b)                       $  12,362,046    $   2,308,445   $     (30,789)   $   1,437,484    $       7,196
-------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund-Institutional
Class-4.56%                              11,619,192        2,540,568         (27,781)         110,052              784
-------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund-
Institutional Class-12.84%               31,479,985        5,771,114         (77,081)       2,885,742           18,313
-------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund-
Institutional Class-13.36%               32,514,963        5,771,114         (80,606)       3,446,996           26,063
-------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund-
Institutional Class-16.88%               42,230,221        8,079,559        (102,562)       2,437,008           16,413
-------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund-
Institutional Class-19.47% (b)           48,850,074        9,233,781        (119,245)       2,774,961           20,079
-------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund-Institutional
Class-12.25%                             30,868,985        5,771,113         (75,197)       1,643,697           17,162
-------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund-Institutional
Class-5.29%                              12,303,749        2,378,832         (30,934)       1,850,383            8,542
-------------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth Fund-
Instituational Class-10.26% (b)          24,198,902        4,616,891         (61,142)       3,261,010            5,993
=========================================================================================================================
TOTAL-100.06% (Cost
$ 271,525,207)                          246,428,117       46,471,417        (605,337)      19,847,333          120,545
=========================================================================================================================
OTHER ASSETS LESS LIABILITIES-
(0.06)%
=========================================================================================================================
NET ASSETS-100.00%
=========================================================================================================================



                                        DIVIDEND          SHARES          VALUE
                                         INCOME          03/31/06        03/31/06
-----------------------------------------------------------------------------------
AIM Dynamics Fund-Institutional
Class-5.15% (b)                       $          --         778,151   $  16,084,382
-----------------------------------------------------------------------------------
AIM High Yield Fund-Institutional
Class-4.56%                                 237,609       3,237,003      14,242,815
-----------------------------------------------------------------------------------
AIM International Core Equity Fund-
Institutional Class-12.84%                       --       3,027,045      40,078,073
-----------------------------------------------------------------------------------
AIM International Growth Fund-
Institutional Class-13.36%                       --       1,594,435      41,678,530
-----------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund-
Institutional Class-16.88%                       --       3,455,423      52,660,639
-----------------------------------------------------------------------------------
AIM Large Cap Growth Fund-
Institutional Class-19.47% (b)                   --       5,367,460      60,759,650
-----------------------------------------------------------------------------------
AIM Multi-Sector Fund-Institutional
Class-12.25%                                     --       1,464,028      38,225,760
-----------------------------------------------------------------------------------
AIM Real Estate Fund-Institutional
Class-5.29%                                  70,387         519,037      16,510,572
-----------------------------------------------------------------------------------
AIM Small Company Growth Fund-
Instituational Class-10.26% (b)                  --       2,134,777      32,021,654
===================================================================================
TOTAL-100.06% (Cost
$ 271,525,207)                              307,996                     312,262,075
===================================================================================
OTHER ASSETS LESS LIABILITIES-
(0.06)%                                                                    (190,335)
===================================================================================
NET ASSETS-100.00%                                                    $ 312,071,740
===================================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an intergal part of this schedule.

AIM GROWTH ALLOCATION FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the

AIM GROWTH ALLOCATION FUND
     security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $46,471,417 and $605,336, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     ----------------------------------------------------------------------------------------
     Aggregate unrealized appreciation of investment securities                  $ 40,812,304
     ----------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                    (82,257)
     ========================================================================================
     Net unrealized appreciation of investment securities                        $ 40,730,047
     ________________________________________________________________________________________
     ========================================================================================
     Cost of investments for tax purposes is $271,532,028.

                           AIM INCOME ALLOCATION FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 - REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM             INCAL-QTR-1 03/06            A I M Advisors, Inc.

AIM INCOME ALLOCATION FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.07% (A)

                                                                                                         CHANGE IN
                                                                                                        UNREALIZED
                                                                 VALUE       PURCHASES    PROCEEDS     APPRECIATION
                                                                12/31/05      AT COST    FROM SALES   (DEPRECIATION)
                                                               ----------   ----------   ----------   --------------
AIM Diversified Dividend Fund-Institutional Class-15.11%       $  370,941   $  989,799   $ (38,135)      $ 17,085
AIM High Yield Fund-Institutional Class-15.06%                    370,010      999,406     (37,536)         4,303
AIM Income Fund-Institutional Class-9.84%                         246,017      665,496     (24,949)       (13,334)
AIM Intermediate Government Fund-Institutional Class-9.86%        245,212      664,040     (24,833)        (8,730)
AIM International Core Equity Fund-Institutional Class-5.20%      125,933      328,479     (13,203)        19,571
AIM Real Estate Fund-Institutional Class-7.51%                    176,597      462,330     (18,283)        45,013
AIM Short Term Bond Fund-Institutional Class-9.91%                244,976      662,480     (24,816)        (3,168)
AIM Total Return Bond Fund-Institutional Class-19.68%             491,636    1,325,274     (49,812)       (20,222)
AIM Utilities Fund-Institutional Class-7.90%                      197,518      528,770     (20,489)        (5,911)
                                                               ----------   ----------   ---------       --------
TOTAL-100.07% (Cost $8,841,009)                                 2,468,840    6,626,074    (252,056)        34,607
                                                               ----------   ----------   ---------       --------
OTHER ASSETS LESS LIABILITIES-(0.07%)

NET ASSETS-100.00%



                                                                 REALIZED    DIVIDEND    SHARES       VALUE
                                                               GAIN (LOSS)    INCOME    03/31/06     03/31/06
                                                               -----------   --------   --------   -----------
AIM Diversified Dividend Fund-Institutional Class-15.11%          $1,737      $ 4,361    104,148   $ 1,341,427
AIM High Yield Fund-Institutional Class-15.06%                       366       14,484    303,761     1,336,549
AIM Income Fund-Institutional Class-9.84%                            127        8,855    139,514       873,357
AIM Intermediate Government Fund-Institutional Class-9.86%            10        7,343    102,063       875,699
AIM International Core Equity Fund-Institutional Class-5.20%         866           --     34,868       461,646
AIM Real Estate Fund-Institutional Class-7.51%                       891        2,459     20,954       666,548
AIM Short Term Bond Fund-Institutional Class-9.91%                    18        5,737     89,470       879,490
AIM Total Return Bond Fund-Institutional Class-19.68%                294       11,785    170,789     1,747,170
AIM Utilities Fund-Institutional Class-7.90%                         934        3,204     50,346       700,822
                                                                  ------      -------    -------   -----------
TOTAL-100.07% (Cost $8,841,009)                                    5,243       58,228                8,882,708
                                                                  ------      -------    -------   -----------
OTHER ASSETS LESS LIABILITIES-(0.07%)                                                                   (6,415)
                                                                                                   -----------
NET ASSETS-100.00%                                                                                 $ 8,876,293
                                                                                                   ===========

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM INCOME ALLOCATION FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

     Securities in the underlying funds, including restricted securities, are valued according to the following policy.

     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, which may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying

AIM INCOME ALLOCATION FUND

     funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $6,626,074 and $252,057, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                 $ 88,108
Aggregate unrealized (depreciation) of investment securities                (46,409)
                                                                           --------
Net unrealized appreciation of investment securities                       $ 41,699
                                                                           ========

Investments have the same cost for tax and financial statement purposes.

                        AIM INTERNATIONAL ALLOCATION FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 - REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM              INTAL-QTR-1 3/06            A I M Advisors, Inc.

AIM INTERNATIONAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)


SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.07% (a)

                                                                                     CHANGE IN
                                                                     PROCEEDS        UNREALIZED
                                            VALUE       PURCHASES      FROM         APPRECIATION     REALIZED      DIVIDEND
                                          12/31/05       AT COST       SALES       (DEPRECIATION)   GAIN (LOSS)     INCOME
-----------------------------------------------------------------------------------------------------------------------------
AIM Developing Markets Fund-
Institutional Class-5.10%               $    476,810  $  1,972,767  $     (1,868)   $    150,909   $        443  $         --
-----------------------------------------------------------------------------------------------------------------------------
AIM Global Value Fund-Institutional
Class-27.16%                               2,532,840    10,850,218        (9,890)        482,992            588            --
-----------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund-
Institutional Class-34.81%                 3,259,611    13,809,366       (12,649)        703,640          1,014            --
-----------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund-
Institutional Class-22.49%                 2,118,838     8,877,450        (8,172)        483,274          1,209            --
-----------------------------------------------------------------------------------------------------------------------------
AIM International Small Company Fund-
Institutional Class-10.51%                   958,583     3,945,534        (3,797)        462,952            764            --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL-100.07% (Cost $48,772,719)           9,346,682    39,455,335       (36,376)      2,283,767          4,018            --
=============================================================================================================================
OTHER ASSETS LESS LIABILITIES-
(0.07)%
=============================================================================================================================
NET ASSETS-100.00%
=============================================================================================================================


                                           SHARES        VALUE
                                          03/31/06      03/31/06
-------------------------------------------------------------------
AIM Developing Markets Fund-
Institutional Class-5.10%                    116,185  $  2,599,061
-------------------------------------------------------------------
AIM Global Value Fund-Institutional
Class-27.16%                                 915,846    13,856,748
-------------------------------------------------------------------
AIM International Core Equity Fund-
Institutional Class-34.81%                 1,341,464    17,760,982
-------------------------------------------------------------------
AIM International Growth Fund-
Institutional Class-22.49%                   438,891    11,472,599
-------------------------------------------------------------------
AIM International Small Company Fund-
Institutional Class-10.51%                   218,228     5,364,036
-------------------------------------------------------------------
TOTAL-100.07% (Cost $48,772,719)                        51,053,426
===================================================================
OTHER ASSETS LESS LIABILITIES-
(0.07)%                                                    (33,406)
===================================================================
NET ASSETS-100.00%                                    $ 51,020,020
===================================================================



Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.



See accompanying notes which are an intergal part of this schedule.

AIM INTERNATIONAL ALLOCATION FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)



NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2--INVESTMENTS IN AFFILIATES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $39,455,335 and $36,376, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

           UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     --------------------------------------------------------------------------------------------
     Aggregate unrealized appreciation of investment securities                       $ 2,280,707
     ============================================================================================
     Net unrealized appreciation of investment securities                             $ 2,280,707
     ____________________________________________________________________________________________
     ============================================================================================
     Cost of investments is the same for tax and financial statement purposes.

                          AIM MID CAP CORE EQUITY FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 - REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM              MCCE-QTR-1 3/06             A I M Advisors, Inc.

AIM MID CAP CORE EQUITY FUND


SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)


                                               SHARES             VALUE
----------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--85.51%

APPAREL RETAIL--0.61%

Gap, Inc. (The)                                  1,037,188   $    19,374,672
============================================================================

APPLICATION SOFTWARE--3.19%

Cadence Design Systems, Inc.(a)(b)               1,939,182        35,855,475
----------------------------------------------------------------------------
Fair Isaac Corp.(a)                                716,002        28,368,000
----------------------------------------------------------------------------
Reynolds and Reynolds Co. (The)-Class A          1,320,488        37,501,859
============================================================================
                                                                 101,725,334
============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.04%

Investors Financial Services Corp.(a)              709,556        33,256,890
============================================================================

BIOTECHNOLOGY--1.56%

ImClone Systems Inc.(a)(b)                         457,000        15,547,140
----------------------------------------------------------------------------
Techne Corp.(a)(b)                                 570,382        34,302,773
============================================================================
                                                                  49,849,913
============================================================================

BREWERS--2.18%

Heineken N.V. (Netherlands)(c)                   1,835,220        69,488,409
============================================================================

BUILDING PRODUCTS--1.67%

Masco Corp.(a)                                   1,644,130        53,417,784
============================================================================

CASINOS & GAMING--1.29%

GTECH Holdings Corp.                             1,207,985        41,131,889
============================================================================

COAL & CONSUMABLE FUELS--0.71%

Massey Energy Co.(a)                               631,517        22,778,818
============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES--1.23%

Sabre Holdings Corp.-Class A(a)                  1,669,031        39,272,299
============================================================================

DEPARTMENT STORES--0.89%

Kohl's Corp.(b)                                    536,200        28,423,962
============================================================================

DISTRIBUTORS--1.06%

Genuine Parts Co.                                  771,910        33,832,815
============================================================================

EDUCATION SERVICES--0.46%

Apollo Group, Inc.-Class A(a)(b)                   279,000        14,650,290
============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.68%

Mettler-Toledo International Inc.(b)               890,388        53,726,012
============================================================================

ENVIRONMENTAL & FACILITIES SERVICES--2.72%

Rentokil Initial PLC (United Kingdom)(c)        16,766,212        45,396,805
----------------------------------------------------------------------------
Republic Services, Inc.                            971,736        41,308,498
============================================================================
                                                                  86,705,303
============================================================================

FOOD RETAIL--1.03%

Kroger Co. (The)(b)                              1,620,115        32,985,541
============================================================================


                                               SHARES             VALUE
----------------------------------------------------------------------------
GAS UTILITIES--0.97%

UGI Corp.                                        1,469,000   $    30,951,830
============================================================================

GENERAL MERCHANDISE STORES--1.29%

99 Cents Only Stores(b)                          1,683,354        22,826,280
----------------------------------------------------------------------------
Tuesday Morning Corp.(a)                           800,000        18,472,000
============================================================================
                                                                  41,298,280
============================================================================

HEALTH CARE EQUIPMENT--4.44%

Biomet, Inc.(a)                                    919,211        32,650,375
----------------------------------------------------------------------------
PerkinElmer, Inc.                                2,371,574        55,660,842
----------------------------------------------------------------------------
Waters Corp.(b)                                  1,236,787        53,367,359
============================================================================
                                                                 141,678,576
============================================================================

HOME ENTERTAINMENT SOFTWARE--0.68%

Nintendo Co., Ltd. (Japan)(c)                      144,465        21,608,130
============================================================================

HOME IMPROVEMENT RETAIL--1.20%

Sherwin-Williams Co. (The)(a)                      776,743        38,402,174
============================================================================

HOMEFURNISHING RETAIL--1.12%

Bed Bath & Beyond Inc.(b)                          927,000        35,596,800
============================================================================

INDUSTRIAL MACHINERY--5.26%

Briggs & Stratton Corp.                          1,470,207        52,001,221
----------------------------------------------------------------------------
Dover Corp.                                        880,300        42,747,368
----------------------------------------------------------------------------
Pall Corp.(a)                                    1,702,225        53,092,398
----------------------------------------------------------------------------
Parker Hannifin Corp.                              249,754        20,132,670
============================================================================
                                                                 167,973,657
============================================================================

INSURANCE BROKERS--1.35%

Marsh & McLennan Cos., Inc.                      1,469,801        43,153,357
============================================================================

METAL & GLASS CONTAINERS--2.27%

Ball Corp.                                         794,112        34,805,929
----------------------------------------------------------------------------
Pactiv Corp.(b)                                  1,532,853        37,616,213
============================================================================
                                                                  72,422,142
============================================================================

MULTI-LINE INSURANCE--1.06%

Genworth Financial Inc.-Class A                  1,013,088        33,867,532
============================================================================

MULTI-SECTOR HOLDINGS--1.04%

Groupe Bruxelles Lambert S.A (Belgium)             297,102        33,047,862
============================================================================

MULTI-UTILITIES--1.20%

Wisconsin Energy Corp.(a)                          960,684        38,417,753
============================================================================

OFFICE ELECTRONICS--2.42%

Xerox Corp.(a)(b)                                5,091,680        77,393,536
============================================================================

OFFICE SERVICES & SUPPLIES--1.00%

Pitney Bowes Inc.                                  743,206        31,905,834
============================================================================

OIL & GAS DRILLING--0.82%

Noble Corp.                                        323,742        26,255,476
============================================================================

OIL & GAS EQUIPMENT & SERVICES--3.18%

FMC Technologies, Inc.(a)(b)                       666,867        34,156,928
============================================================================

AIM MID CAP CORE EQUITY FUND


                                                    SHARES           VALUE
-------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--(CONTINUED)

Smith International, Inc.(a)                           771,788  $    30,068,860
-------------------------------------------------------------------------------
Tenaris S.A.-ADR (Argentina)                           207,209       37,436,450
===============================================================================
                                                                    101,662,238
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.65%

Newfield Exploration Co.(b)                            492,797       20,648,194
===============================================================================

OIL & GAS REFINING & MARKETING--0.54%

Sunoco, Inc.                                           222,720       17,276,390
===============================================================================

OIL & GAS STORAGE & TRANSPORTATION--0.71%

Williams Cos., Inc. (The)                            1,052,484       22,512,633
===============================================================================

PACKAGED FOODS & MEATS--1.95%

Cadbury Schweppes PLC (United Kingdom)(c)            6,250,890       62,234,762
===============================================================================

PERSONAL PRODUCTS--3.82%

Avon Products, Inc.(a)                               1,804,828       56,256,489
-------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A(a)              1,769,059       65,791,304
===============================================================================
                                                                    122,047,793
===============================================================================

PHARMACEUTICALS--1.66%

Forest Laboratories, Inc.(b)                         1,187,080       52,979,380
===============================================================================

PROPERTY & CASUALTY INSURANCE--4.02%

ACE Ltd.                                               868,391       45,165,016
-------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                           1,312,733       39,250,717
-------------------------------------------------------------------------------
XL Capital Ltd.-Class A(a)                             683,977       43,849,765
===============================================================================
                                                                    128,265,498
===============================================================================

PUBLISHING--2.76%

Belo Corp.-Class A                                   2,264,866       45,025,536
-------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                           749,708       43,198,175
===============================================================================
                                                                     88,223,711
===============================================================================

REGIONAL BANKS--1.43%

Marshall & Ilsley Corp.(a)                             641,011       27,935,259
-------------------------------------------------------------------------------
SVB Financial Group(b)                                 332,232       17,624,908
===============================================================================
                                                                     45,560,167
===============================================================================

REINSURANCE--0.42%

Montpelier Re Holdings Ltd.(a)                         820,156       13,368,543
===============================================================================

RESTAURANTS--1.05%

Outback Steakhouse, Inc.                               763,597       33,598,268
===============================================================================

SEMICONDUCTORS--3.05%

Analog Devices, Inc.(a)                              1,278,191       48,941,934
-------------------------------------------------------------------------------
Microchip Technology Inc.                              523,910       19,017,933
-------------------------------------------------------------------------------
Xilinx, Inc.(a)                                      1,157,720       29,475,551
===============================================================================
                                                                     97,435,418
===============================================================================

SPECIALIZED CONSUMER SERVICES--4.37%

H&R Block, Inc.(a)                                   2,739,059       59,300,627
===============================================================================



                                                    SHARES           VALUE
-------------------------------------------------------------------------------
SPECIALIZED CONSUMER SERVICES--(CONTINUED)

Service Corp. International                          6,315,350   $   49,259,730
-------------------------------------------------------------------------------
ServiceMaster Co. (The)                              2,362,105       30,990,818
===============================================================================
                                                                    139,551,175
===============================================================================

SPECIALTY CHEMICALS--5.16%

International Flavors & Fragrances Inc.              1,520,572       52,186,031
-------------------------------------------------------------------------------
Rohm and Haas Co.(a)                                   902,377       44,099,164
-------------------------------------------------------------------------------
Sigma-Aldrich Corp.(a)                               1,041,417       68,514,824
===============================================================================
                                                                    164,800,019
===============================================================================

SPECIALTY STORES--1.15%

Michaels Stores, Inc.                                  977,000       36,715,660
===============================================================================

SYSTEMS SOFTWARE--1.02%

CA, Inc.                                             1,191,360       32,416,906
===============================================================================

WIRELESS TELECOMMUNICATION SERVICES--1.13%

SK Telecom Co., Ltd.-ADR (South Korea)               1,525,000       35,974,750
===============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,335,462,714)                             2,729,864,375
===============================================================================

MONEY MARKET FUNDS--14.60%

Liquid Assets Portfolio-Institutional
  Class(d)                                         233,167,550      233,167,550
-------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)                                         233,167,550      233,167,550
===============================================================================
    Total Money Market Funds
      (Cost $466,335,100)                                           466,335,100
===============================================================================
Total Investments (excluding investments
  purchased with cash collateral from
  securities loaned)--100.12%
  (Cost $2,801,797,814)                                           3,196,199,475
===============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS--14.20%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                      226,603,253      226,603,253
-------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                      226,603,254      226,603,254
===============================================================================
    Total Money Market Funds
      (purchased with cash collateral from
      securities loaned) (Cost $453,206,507)                        453,206,507
===============================================================================
TOTAL INVESTMENTS--114.31%
  (Cost $3,255,004,321)                                           3,649,405,982
===============================================================================
OTHER ASSETS LESS LIABILITIES--(14.31)%                            (456,989,013)
===============================================================================
NET ASSETS--100.00%                                              $3,192,416,969
_______________________________________________________________________________
===============================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt



See accompanying notes which are an integral part of this schedule.

AIM MID CAP CORE EQUITY FUND


Notes to Schedule of Investments:

(a) All or a portion of this security is out on loan at March 31, 2006.

(b) Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $198,728,106, which represented 6.23% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.

AIM MID CAP CORE EQUITY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple

AIM MID CAP CORE EQUITY FUND
     factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM MID CAP CORE EQUITY FUND


E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM MID CAP CORE EQUITY FUND


NOTE 2--INVESTMENTS IN AFFILIATES

 The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                     CHANGE IN
                                                                     UNREALIZED                                      REALIZED
                      VALUE         PURCHASES       PROCEEDS        APPRECIATION      VALUE          DIVIDEND          GAIN
FUND                12/31/05         AT COST       FROM SALES      (DEPRECIATION)    03/31/06         INCOME          (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class             $ 154,922,000   $ 243,217,259   $(164,971,709)   $          --   $ 233,167,550   $   2,588,729   $          --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class               154,922,000     243,217,259    (164,971,709)              --     233,167,550       2,596,280              --
================================================================================================================================
   SUBTOTAL       $ 309,844,000   $ 486,434,518   $(329,943,418)   $          --   $ 466,335,100   $   5,185,009   $          --
________________________________________________________________________________________________________________________________
================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                     CHANGE IN
                                                                     UNREALIZED                                       REALIZED
                      VALUE         PURCHASES       PROCEEDS        APPRECIATION      VALUE           DIVIDEND          GAIN
FUND                12/31/05         AT COST       FROM SALES      (DEPRECIATION)    03/31/06         INCOME *         (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class             $ 254,429,333   $ 132,376,016   $(160,202,096)   $          --   $ 226,603,253   $      32,205   $          --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class               254,429,334     132,376,016    (160,202,096)              --     226,603,254          32,295              --
================================================================================================================================
   SUBTOTAL       $ 508,858,667   $ 264,752,032   $(320,404,192)   $          --   $ 453,206,507   $      64,500   $          --
================================================================================================================================
   TOTAL          $ 818,702,667   $ 751,186,550   $(650,347,610)   $          --   $ 919,541,607   $   5,249,509   $          --
________________________________________________________________________________________________________________________________
================================================================================================================================

* Net of compensation to counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

AIM MID CAP CORE EQUITY FUND

         At March 31, 2006, securities with an aggregate value of $443,710,010 were on loan to brokers. The loans were secured by cash collateral of $453,206,507 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $64,500 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4--OPTION CONTRACTS WRITTEN


               TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------
                                   CALL OPTION CONTRACTS
                            ----------------------------------
                               NUMBER OF           PREMIUMS
                               CONTRACTS           RECEIVED
                            ---------------    ---------------
Beginning of period                  40,810    $     2,897,666
--------------------------------------------------------------
Exercised                           (40,810)        (2,897,666)
==============================================================
End of period                            --    $            --
______________________________________________________________
==============================================================

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $442,819,400 and $909,987,051, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $   424,135,045
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (30,652,436)
================================================================================
Net unrealized appreciation of investment securities             $   393,482,609
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $3,255,923,373.

                          AIM MODERATE ALLOCATION FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 - REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM               MAL-QTR-1 3/06             A I M Advisors, Inc.

AIM MODERATE ALLOCATION FUND


SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.05% (a)

                                                                   CHANGE IN
                                                                   UNREALIZED
                            VALUE       PURCHASES AT   PROCEEDS   APPRECIATION  REALIZED GAIN  DIVIDEND      SHARES       VALUE
                          12/31/2005       COST       FROM SALES (DEPRECIATION)     (LOSS)      INCOME     03/31/2006   03/31/2006
-----------------------------------------------------------------------------------------------------------------------------------
AIM Capital Development
Fund-Institutional
Class-5.44%              $ 21,234,589   $ 2,274,532  $  (48,202) $  2,567,680   $     6,033   $       --    1,295,255  $ 26,034,632
-----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund-
Institutional
Class-9.53%                40,005,124     5,923,432     (86,592)     (227,721)        3,710      790,436   10,367,716    45,617,953
-----------------------------------------------------------------------------------------------------------------------------------
AIM International
Core Equity Fund-
Institutional
Class-10.83%               43,506,589     4,549,065     (96,695)    3,882,606        25,292           --    3,917,436    51,866,857
-----------------------------------------------------------------------------------------------------------------------------------
AIM International
Growth Fund-
Institutional
Class-8.48%                33,752,182     3,507,349     (76,068)    3,406,001        24,873           --    1,553,724    40,614,337
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic
Value-Institutional
Class-10.11%               41,598,458     4,549,065     (91,573)    2,346,407        15,982           --    3,177,056    48,418,339
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
Fund-Institutional
Class-12.79% (b)           52,709,535     5,686,331    (116,821)    2,948,388        22,230           --    5,410,748    61,249,663
-----------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic
Value Fund-
Institutional
Class-5.09% (b)            21,202,493     2,271,532     (46,280)      911,546        10,261           --    1,598,789    24,349,552
-----------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector
Fund-Institutional
Class-5.16%                21,335,914     2,335,233     (47,195)    1,059,640        10,713           --      945,780    24,694,305
-----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond
Fund-Institutional
Class-4.62%                19,793,376     2,741,981     (42,404)     (350,990)         (518)     229,253    2,252,436    22,141,445
-----------------------------------------------------------------------------------------------------------------------------------
AIM Total Return
Bond Fund-
Institutional
Class-22.76%               98,315,149    13,662,646    (210,181)   (2,778,546)          415    1,177,740   10,653,909   108,989,483
-----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small
Company Fund-
Institutional
Class-5.24%                21,323,455     2,271,532     (46,626)    1,528,104        12,420           --    1,632,328    25,088,885
===================================================================================================================================
TOTAL INVESTMENTS-
100.05%
(Cost $438,254,153)       414,776,864    49,772,698    (908,637)   15,293,115       131,411    2,197,429                479,065,451
===================================================================================================================================
OTHER ASSETS LESS
LIABILITIES-(0.05)%                                                                                                        (265,663)
===================================================================================================================================
NET ASSETS-100.00%                                                                                                     $478,799,788
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.




See accompanying notes which are an integral part of this schedule.

AIM MODERATE ALLOCATION FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

         Securities in the underlying funds, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the

AIM MODERATE ALLOCATION FUND
     security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.


NOTE 2--INVESTMENTS IN AFFILIATES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $47,638,411 and $908,638, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    43,806,330
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (3,000,622)
========================================================================================
Net unrealized appreciation of investment securities                     $    40,805,708
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $438,259,743.

                       AIM MODERATE GROWTH ALLOCATION FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 - REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM              MGAL-QTR-1 03/06            A I M Advisors, Inc.

AIM MODERATE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-99.97%(A)

                                                                                                            CHANGE IN
                                                                                                           UNREALIZED
                                                                    VALUE      PURCHASES     PROCEEDS      APPRECIATION
                                                                 12/31/2005     AT COST     FROM SALES   (DEPRECIATION)
                                                                -----------   -----------   ----------   --------------
AIM Dynamics Fund-Institutional Class-5.17%(b)                  $ 3,152,624   $ 2,013,880   $ (15,787)     $  421,593
AIM High Yield Fund-Institutional Class-9.54%                     6,083,285     4,171,815     (29,538)         63,367
AIM International Core Equity Fund-Institutional Class-11.33%     7,074,875     4,430,536     (34,699)        751,467
AIM International Growth Fund-Institutional Class-11.59%          7,228,982     4,430,536     (35,830)        865,556
AIM Large Cap Basic Value-Institutional Class-13.92%              8,831,423     5,638,864     (43,068)        577,529
AIM Large Cap Growth Fund-Institutional Class-16.38%(b)          10,420,973     6,645,804     (50,948)        645,110
AIM Mid Cap Basic Value Fund-Institutional Class-4.94%(b)         3,171,235     2,013,880     (15,316)        158,425
AIM Multi-Sector Fund-Institutional Class-7.43%                   4,739,473     3,020,820     (23,151)        272,187
AIM Real Estate Fund-Institutional Class-2.67%                    1,587,605     1,018,683      (7,981)        276,387
AIM Small Cap Equity Fund-Institutional Class-7.72%               4,701,055     3,020,820     (23,580)        627,097
AIM Total Return Bond Fund-Institutional Class-9.28%              6,062,827     4,115,016     (29,058)       (133,733)
                                                                -----------   -----------   ---------      ----------
TOTAL-99.97% (Cost $101,569,457)                                 63,054,357    40,520,654    (308,956)      4,524,985

OTHER ASSETS LESS LIABILITIES-0.03%

NET ASSETS-100.00%


                                                                REALIZED
                                                                  GAIN     DIVIDEND     SHARES         VALUE
                                                                 (LOSS)     INCOME    03/31/2006    03/31/2006
                                                                --------   --------   ----------   ------------
AIM Dynamics Fund-Institutional Class-5.17%(b)                  $ 3,239    $     --      269,741   $  5,575,549
AIM High Yield Fund-Institutional Class-9.54%                       200     148,736    2,338,438     10,289,129
AIM International Core Equity Fund-Institutional Class-11.33%     4,047          --      923,431     12,226,226
AIM International Growth Fund-Institutional Class-11.59%          7,450          --      478,068     12,496,694
AIM Large Cap Basic Value-Institutional Class-13.92%              5,113          --      984,899     15,009,861
AIM Large Cap Growth Fund-Institutional Class-16.38%(b)           8,200          --    1,560,878     17,669,139
AIM Mid Cap Basic Value Fund-Institutional Class-4.94%(b)         2,353          --      350,005      5,330,577
AIM Multi-Sector Fund-Institutional Class-7.43%                   3,675          --      306,894      8,013,004
AIM Real Estate Fund-Institutional Class-2.67%                    1,197      11,743       90,408      2,875,891
AIM Small Cap Equity Fund-Institutional Class-7.72%               2,337          --      608,308      8,327,729
AIM Total Return Bond Fund-Institutional Class-9.28%               (442)     89,692      978,945     10,014,610
                                                                -------    --------   ----------   ------------
TOTAL-99.97% (Cost $101,569,457)                                 37,369     250,171    8,890,015    107,828,409
                                                                                                   ------------
OTHER ASSETS LESS LIABILITIES-0.03%                                                                      31,245
                                                                                                   ------------
NET ASSETS-100.00%                                                                                 $107,859,654
                                                                                                   ============

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an intergal part of this schedule.

AIM MODERATE GROWTH ALLOCATION FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share. Securities in the underlying funds, including restricted securities, are valued according to the following policy.

     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information

AIM MODERATE GROWTH ALLOCATION FUND
     providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $40,520,654 and $308,956, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $6,418,614
Aggregate unrealized (depreciation) of investment securities     (159,890)
                                                               ----------
Net unrealized appreciation of investment securities           $6,258,724
                                                               ==========

Cost of investments for tax purposes is $101,569,685.

                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 - REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM              MCAL-QTR-1 03/06            A I M Advisors, Inc.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED
ISSUERS-99.65% (A)

                                                                              CHANGE IN
                                                                              UNREALIZED
                                          VALUE      PURCHASES   PROCEEDS    APPRECIATION
                                         12/31/05     AT COST   FROM SALES  (DEPRECIATION)
                                       -----------  ----------  ----------  --------------
AIM Capital Development Fund-
   Institutional Class-2.70% (b)       $   395,532  $  197,361  $  (5,203)     $ 53,856
AIM High Yield Fund-
   Institutional Class-4.94%               763,834     411,921     (9,696)        7,697
AIM Intermediate Government Fund-
   Institutional Class-14.45%            2,281,647   1,223,288    (28,614)      (43,277)
AIM International Core Equity Fund-
   Institutional Class-5.37% (b)           808,545     394,723    (10,421)       82,025
AIM International Growth Fund-
   Institutional Class-2.75% (b)           413,296     197,361     (5,377)       47,105
AIM Large Cap Basic Value Fund-
   Institutional Class-11.60% (b)        1,777,045     888,126    (22,747)      111,450
AIM Large Cap Growth Fund-
   Institutional Class-11.60% (b)        1,780,404     888,126    (22,871)      106,169
AIM Mid Cap Basic Value Fund-
   Institutional Class-5.13% (b)           794,791     394,723    (10,070)       37,489
AIM Multi-Sector Fund-
   Institutional Class-2.57% (b)           396,568     197,361     (5,085)       21,885
AIM Short Term Bond Fund-
   Institutional Class-14.55%            2,284,906   1,214,419    (28,723)      (14,896)
AIM Total Return Bond Fund-
   Institutional Class-23.99%            3,800,678   2,025,598    (47,662)      (78,068)
                                       -----------  ----------  ---------      --------
TOTAL-99.65% (Cost $23,159,900)         15,497,246   8,033,007   (196,469)      331,435

OTHER ASSETS LESS LIABILITIES-(0.35%)

NET ASSETS-100.00%




                                        REALIZED    DIVIDEND   SHARES      VALUE
                                       GAIN (LOSS)   INCOME   03/31/06    03/31/06
                                       -----------  --------  --------  -----------
AIM Capital Development Fund-
   Institutional Class-2.70% (b)          $  396    $     --    31,937  $   641,942
AIM High Yield Fund-
   Institutional Class-4.94%                  72      17,648   266,779    1,173,828
AIM Intermediate Government Fund-
   Institutional Class-14.45%               (770)     40,139   400,032    3,432,274
AIM International Core Equity Fund-
   Institutional Class-5.37% (b)           1,146          --    96,376    1,276,018
AIM International Growth Fund-
   Institutional Class-2.75% (b)           1,073          --    24,998      653,458
AIM Large Cap Basic Value Fund-
   Institutional Class-11.60% (b)          2,422          --   180,859    2,756,296
AIM Large Cap Growth Fund-
   Institutional Class-11.60% (b)          3,328          --   243,388    2,755,156
AIM Mid Cap Basic Value Fund-
   Institutional Class-5.13% (b)           1,425          --    79,997    1,218,358
AIM Multi-Sector Fund-
   Institutional Class-2.57% (b)             780          --    23,420      611,509
AIM Short Term Bond Fund-
   Institutional Class-14.55%               (255)     31,091   351,521    3,455,451
AIM Total Return Bond Fund-
   Institutional Class-23.99%               (582)     53,370   557,181    5,699,964
                                          ------    --------            -----------
TOTAL-99.65% (Cost $23,159,900)            9,035     142,248             23,674,254
                                                                        -----------
OTHER ASSETS LESS LIABILITIES-(0.35%)                                        82,503
                                                                        -----------
NET ASSETS-100.00%                                                      $23,756,757
                                                                        ===========

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an integral part of this schedule.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ) are valued based on prices furnished by independent pricing services, which may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

     funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2--INVESTMENTS IN AFFILIATES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $8,033,006 and $196,469, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 700,255
Aggregate unrealized (depreciation) of investment securities    (187,143)
                                                               ---------
Net unrealized appreciation of investment securities           $ 513,112
                                                               =========

Cost of investments for tax purposes is $23,161,142.

                            AIM SMALL CAP GROWTH FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  - REGISTERED TRADEMARK -                              - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM              SCG-QTR-1 03/06             A I M Advisors, Inc.

AIM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                                      SHARES          VALUE
                                                   -----------   ---------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.94%
AEROSPACE & DEFENSE-1.49%
Ceradyne, Inc.(a)                                      133,000   $     6,636,700
United Industrial Corp.                                252,372        15,377,026
                                                                 ---------------
                                                                      22,013,726
                                                                 ---------------
AIR FREIGHT & LOGISTICS-0.81%
Forward Air Corp.                                      257,918         9,617,762
Hub Group, Inc.-Class A(a)                              53,502         2,438,621
                                                                 ---------------
                                                                      12,056,383
                                                                 ---------------
APPAREL RETAIL-4.02%
Charlotte Russe Holding Inc.(a)(b)                     622,257        13,316,300
Children's Place Retail Stores, Inc. (The)(a)          274,966        15,920,531
Jos. A. Bank Clothiers, Inc.(a)                        436,057        20,908,933
New York & Co., Inc.(a)                                632,773         9,453,629
                                                                 ---------------
                                                                      59,599,393
                                                                 ---------------
APPAREL,ACCESSORIES & LUXURY GOODS-0.77%
Warnaco Group, Inc. (The)(a)                           476,734        11,441,616
                                                                 ---------------
APPLICATION SOFTWARE-4.13%
ANSYS, Inc.(a)(b)                                      236,775        12,821,366
Blackboard Inc.(a)                                     462,573        13,141,699
Epicor Software Corp.(a)                               817,976        10,985,418
Kronos Inc.(a)                                         260,690         9,747,199
MicroStrategy Inc.-Class A(a)(b)                       137,907        14,520,228
                                                                 ---------------
                                                                      61,215,910
                                                                 ---------------
ASSET MANAGEMENT & CUSTODY BANKS-0.93%
Affiliated Managers Group, Inc.(a)(b)                  128,742        13,725,185
                                                                 ---------------
BIOTECHNOLOGY-3.55%
Alkermes, Inc.(a)(b)                                   459,674        10,135,812
Amylin Pharmaceuticals, Inc.(a)(b)                     188,521         9,228,103
Encysive Pharmaceuticals Inc.(a)                       619,959         3,031,599
Myriad Genetics, Inc.(a)(b)                            325,276         8,486,451
Nektar Therapeutics(a)(b)                              405,349         8,261,012
NPS Pharmaceuticals, Inc.(a)                           344,331         2,940,587
United Therapeutics Corp.(a)(b)                        159,628        10,580,144
                                                                 ---------------
                                                                      52,663,708
                                                                 ---------------
CATALOG RETAIL-0.98%
Coldwater Creek Inc.(a)(b)                             523,702        14,558,916
                                                                 ---------------
COMMUNICATIONS EQUIPMENT-3.72%
Blue Coat Systems, Inc.(a)                             152,779         3,321,416
F5 Networks, Inc.(a)(b)                                167,159        12,117,356
NETGEAR, Inc.(a)(b)                                    606,594        11,531,352
NICE Systems Ltd. -ADR
   (Israel)(a)                                         150,591         7,674,117
Polycom, Inc.(a)(b)                                    608,440        13,190,979
SafeNet, Inc.(a)(b)                                    278,285         7,368,987
                                                                 ---------------
                                                                      55,204,207
                                                                 ---------------

                                                      SHARES          VALUE
                                                   -----------   ---------------
COMPUTER HARDWARE-0.57%
Avid Technology, Inc.(a)(b)                            195,536   $     8,497,995
                                                                 ---------------
COMPUTER STORAGE & PERIPHERALS-0.64%
Emulex Corp.(a)                                        551,711         9,428,741
                                                                 ---------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-1.82%
JLG Industries, Inc.(b)                                520,100        16,013,879
Toro Co. (The)(b)                                      229,447        10,956,094
                                                                 ---------------
                                                                      26,969,973
                                                                 ---------------
CONSTRUCTION MATERIALS-1.73%
Eagle Materials Inc.(b)                                401,836        25,621,063
                                                                 ---------------
DATA PROCESSING & OUTSOURCED SERVICES-2.12%
Euronet Worldwide, Inc.(a)                             519,809        19,664,374
Global Payments Inc.                                   221,171        11,724,275
                                                                 ---------------
                                                                      31,388,649
                                                                 ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-2.84%
Advisory Board Co. (The)(a)(b)                         246,037        13,721,483
Corporate Executive Board Co.
   (The)(b)                                            118,963        12,003,367
CoStar Group Inc.(a)                                   240,440        12,476,432
Pike Electric Corp.(a)                                 187,007         3,929,017
                                                                 ---------------
                                                                      42,130,299
                                                                 ---------------
ELECTRICAL COMPONENTS & EQUIPMENT-1.81%
Regal-Beloit Corp.                                     193,913         8,196,703
Thomas & Betts Corp.(a)                                361,306        18,563,902
                                                                 ---------------
                                                                      26,760,605
                                                                 ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS-2.13%
Aeroflex Inc.(a)                                       760,000        10,434,800
FLIR Systems, Inc.(a)(b)                               494,456        14,047,495
Orbotech, Ltd. (Israel)(a)                             288,500         7,105,755
                                                                 ---------------
                                                                      31,588,050
                                                                 ---------------
ELECTRONIC MANUFACTURING SERVICES-1.01%
Trimble Navigation Ltd.(a)                             332,650        14,985,882
                                                                 ---------------
ENVIRONMENTAL & FACILITIES SERVICES-0.82%
Stericycle, Inc.(a)(b)                                 180,496        12,205,139
                                                                 ---------------
FOOTWEAR-0.60%
Wolverine World Wide, Inc.                             401,386         8,882,672
                                                                 ---------------
HEALTH CARE EQUIPMENT-5.99%
American Medical Systems Holdings, Inc.(a)             667,694        15,023,115
Cyberonics, Inc.(a)(b)                                 365,272         9,413,059
Integra LifeSciences Holdings(a)(b)                    301,327        12,348,380
                                                                 ---------------

AIM SMALL CAP GROWTH FUND

                                                      SHARES          VALUE
                                                   -----------   ---------------
HEALTH CARE EQUIPMENT-(CONTINUED)
Mentor Corp.(b)                                        248,135   $    11,242,997
NuVasive, Inc.(a)(b)                                   633,502        11,941,513
ResMed Inc.(a)(b)                                      180,803         7,951,716
Varian Inc.(a)(b)                                      281,232        11,581,134
Wright Medical Group, Inc.(a)                          471,328         9,308,728
                                                                 ---------------
                                                                      88,810,642
                                                                 ---------------
HEALTH CARE FACILITIES-2.20%
AmSurg Corp.(a)(b)                                     327,538         7,431,837
LifePoint Hospitals, Inc.(a)(b)                        290,671         9,039,868
VCA Antech, Inc.(a)(b)                                 569,094        16,207,797
                                                                 ---------------
                                                                      32,679,502
                                                                 ---------------
HEALTH CARE SERVICES-3.83%
Allscripts Healthcare Solutions, Inc.(a)(b)            462,618         8,470,535
Cerner Corp.(a)(b)                                     214,051        10,156,720
Merge Technologies Inc.(a)(b)                          399,343         6,377,508
Pediatrix Medical Group, Inc.(a)                       179,322        18,405,610
Per-Se Technologies, Inc.(a)(b)                        498,748        13,296,622
                                                                 ---------------
                                                                      56,706,995
                                                                 ---------------
HEALTH CARE SUPPLIES-2.29%
Gen-Probe Inc.(a)(b)                                   221,947        12,233,719
Immucor, Inc.(a)                                       350,378        10,052,345
Millipore Corp.(a)                                     159,473        11,651,097
                                                                 ---------------
                                                                      33,937,161
                                                                 ---------------
HOME ENTERTAINMENT SOFTWARE-0.30%
THQ Inc.(a)                                            172,053         4,454,452
                                                                 ---------------
HOME FURNISHINGS-0.85%
Tempur-Pedic International Inc.(a)(b)                  888,126        12,566,983
                                                                 ---------------
HOTELS, RESORTS & CRUISE LINES-0.72%
Choice Hotels International, Inc                       231,669        10,605,807
                                                                 ---------------
HOUSEHOLD APPLIANCES-0.39%
Blount International, Inc.(a)                          362,670         5,842,614
                                                                 ---------------
HOUSEHOLD PRODUCTS-0.77%
Church & Dwight Co., Inc.(b)                           309,519        11,427,441
                                                                 ---------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-0.84%
Korn/Ferry International(a)                            611,767        12,473,929
                                                                 ---------------
HYPERMARKETS & SUPER CENTERS-0.81%
BJ's Wholesale Club, Inc.(a)(b)                        382,407        12,049,645
                                                                 ---------------
INDUSTRIAL MACHINERY-1.78%
Actuant Corp.-Class A(b)                               201,892        12,359,828
Lincoln Electric Holdings, Inc.                        260,342        14,055,865
                                                                 ---------------
                                                                      26,415,693
                                                                 ---------------
INTEGRATED TELECOMMUNICATION SERVICES-0.68%
NeuStar, Inc.-Class A(a)                               326,256        10,113,936
                                                                 ---------------

                                                      SHARES          VALUE
                                                   -----------   ---------------
INTERNET SOFTWARE & SERVICES-1.57%
aQuantive, Inc.(a)                                      80,930   $     1,905,092
Digitas Inc.(a)                                        828,966        11,937,111
ValueClick, Inc.(a)(b)                                 555,120         9,392,630
                                                                 ---------------
                                                                      23,234,833
                                                                 ---------------
INVESTMENT BANKING & BROKERAGE-0.88%
Jefferies Group, Inc.(b)                               222,534        13,018,239
                                                                 ---------------
IT CONSULTING & OTHER SERVICES-1.67%
MPS Group, Inc.(a)                                     898,331        13,744,464
Sapient Corp.(a)                                     1,450,369        11,066,316
                                                                 ---------------
                                                                      24,810,780
                                                                 ---------------
LEISURE PRODUCTS-1.57%
Marvel Entertainment, Inc.(a)                          627,976        12,634,877
RC2 Corp.(a)                                           265,657        10,575,805
                                                                 ---------------
                                                                      23,210,682
                                                                 ---------------
MARINE-0.73%
Kirby Corp.(a)                                         158,684        10,807,967
                                                                 ---------------
MULTI-LINE INSURANCE-0.91%
HCC Insurance Holdings, Inc.                           387,566        13,487,297
                                                                 ---------------
OIL & GAS DRILLING-1.76%
Grey Wolf, Inc.(a)                                   1,392,478        10,360,037
Unit Corp.(a)(b)                                       282,431        15,745,528
                                                                 ---------------
                                                                      26,105,565
                                                                 ---------------
OIL & GAS EQUIPMENT & SERVICES-4.10%
Core Laboratories N.V
   (Netherlands)(a)                                    234,167        11,134,641
FMC Technologies, Inc.(a)(b)                           270,498        13,854,907
Hydril(a)(b)                                           172,381        13,437,099
Superior Energy Services, Inc.(a)                      380,931        10,205,141
Veritas DGC Inc.(a)                                    269,030        12,211,272
                                                                 ---------------
                                                                      60,843,060
                                                                 ---------------
OIL & GAS EXPLORATION & PRODUCTION-2.84%
Bill Barrett Corp.(a)                                  254,369         8,289,886
Encore Acquisition Co.(a)(b)                           489,573        15,176,763
Range Resources Corp.                                  450,253        12,296,409
Whiting Petroleum Corp.(a)                             155,243         6,363,411
                                                                 ---------------
                                                                      42,126,469
                                                                 ---------------
PHARMACEUTICALS-1.90%
First Horizon Pharmaceutical Corp.(a)(b)               519,519        13,097,074
Medicis Pharmaceutical Corp.-Class A                   231,959         7,561,863
MGI Pharma, Inc.(a)(b)                                 427,281         7,477,418
                                                                 ---------------
                                                                      28,136,355
                                                                 ---------------
PROPERTY & CASUALTY INSURANCE-0.79%
ProAssurance Corp.(a)(b)                               226,504        11,778,208
                                                                 ---------------

See accompanying notes which are an integral part of this schedule.

AIM SMALL CAP GROWTH FUND

                                                      SHARES          VALUE
                                                   -----------   ---------------
REAL ESTATE-0.41%
BioMed Realty Trust, Inc.                              204,102   $     6,049,583
                                                                 ---------------
REGIONAL BANKS-3.69%
East West Bancorp, Inc.(b)                             350,249        13,502,099
PrivateBancorp, Inc.(b)                                224,838         9,328,528
SVB Financial Group(a)                                 292,934        15,540,149
Texas Capital Bancshares, Inc.(a)                      334,955         8,038,920
Texas Regional Bancshares, Inc.-Class A                279,961         8,256,050
                                                                 ---------------
                                                                      54,665,746
                                                                 ---------------
RESTAURANTS-3.10%
Applebee's International, Inc.                         305,921         7,510,361
Jack in the Box Inc.(a)                                357,434        15,548,379
P.F. Chang's China Bistro, Inc.(a)                     271,742        13,394,163
RARE Hospitality International, Inc.(a)                271,941         9,471,705
                                                                 ---------------
                                                                      45,924,608
                                                                 ---------------
SEMICONDUCTOR EQUIPMENT-2.21%
FormFactor Inc.(a)                                     291,872        11,476,407
Tessera Technologies Inc.(a)(b)                        373,193        11,972,031
Varian Semiconductor Equipment
   Associates, Inc.(a)                                 329,175         9,243,234
                                                                 ---------------
                                                                      32,691,672
                                                                 ---------------
SEMICONDUCTORS-3.16%
Cirrus Logic, Inc.(a)(b)                               998,598         8,468,111
Genesis Microchip Inc.(a)                              289,223         4,928,360
Microsemi Corp.(a)(b)                                  803,286        23,383,656
Power Integrations, Inc.(a)                            408,280        10,117,178
                                                                 ---------------
                                                                      46,897,305
                                                                 ---------------
SPECIALIZED CONSUMER SERVICES-1.17%
Jackson Hewitt Tax Service Inc.                        241,777         7,635,318
Regis Corp.                                            279,757         9,646,021
                                                                 ---------------
                                                                      17,281,339
                                                                 ---------------
SPECIALTY CHEMICALS-0.48%
Rockwood Holdings Inc.(a)                              307,858         7,086,891
                                                                 ---------------
SPECIALTY STORES-1.42%
Dick's Sporting Goods, Inc.(a)                         296,328        11,755,332
Guitar Center, Inc.(a)(b)                              194,060         9,256,662
                                                                 ---------------
                                                                      21,011,994
                                                                 ---------------
STEEL-1.36%
Carpenter Technology Corp.(b)                          213,507        20,180,682
                                                                 ---------------
SYSTEMS SOFTWARE-0.79%
MICROS Systems, Inc.(a)                                252,539        11,634,472
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS-2.35%
TransDigm Group, Inc.(a)                               246,504         6,347,478
United Rentals, Inc.(a)                                302,202        10,425,969
WESCO International, Inc.(a)(b)                        265,272        18,041,149
                                                                 ---------------
                                                                      34,814,596
                                                                 ---------------

                                                      SHARES          VALUE
                                                   -----------   ---------------
TRUCKING-1.05%
Knight Transportation, Inc.(b)                         173,454   $     3,425,716
Swift Transportation Co., Inc.(a)(b)                   556,835        12,100,025
                                                                 ---------------
                                                                      15,525,741
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES-1.09%
SBA Communications Corp.-Class A(a)                    693,030        16,223,832
                                                                 ---------------
   Total Common Stocks & Other Equity
   Interests
   (Cost $1,075,536,825)                                           1,466,570,828
                                                                 ---------------
MONEY MARKET FUNDS-2.45%
Liquid Assets
   Portfolio-Institutional
   Class(c)                                         18,167,366        18,167,366
                                                                 ---------------
STIC Prime
   Portfolio-Institutional
   Class(c)                                         18,167,366        18,167,366
                                                                 ---------------
   Total Money Market Funds
      (Cost $36,334,732)                                              36,334,732
                                                                 ---------------
Total Investments (excluding
   investments purchased with cash
   collateral from securities
   loaned)-101.39%
   (Cost $1,111,871,557)                                           1,502,905,560
                                                                 ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES LOANED

MONEY MARKET FUNDS-26.27%
Liquid Assets
   Portfolio-Institutional
   Class(c)(d)                                     194,679,434       194,679,434
                                                                 ---------------
STIT Prime
   Portfolio-Institutional
   Class(c)(d)                                     194,679,434       194,679,434
                                                                 ---------------
   Total Money Market Funds
      (purchased with cash collateral
      from securities loaned)
      (Cost $389,358,868)                                            389,358,868
                                                                 ---------------
TOTAL INVESTMENTS-127.66%
   (Cost $1,501,230,425)                                           1,892,264,428
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(27.66)%                              (410,004,642)
                                                                 ---------------
NET ASSETS-100.00%                                               $ 1,482,259,786
                                                                 ===============

Investment Abbreviations:

ADR  -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security is out on loan at March 31, 2006.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

AIM SMALL CAP GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple

AIM SMALL CAP GROWTH FUND
     factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    CHANGE IN
                                                                   UNREALIZED                                REALIZED
                       VALUE        PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      GAIN
FUND                 12/31/05        AT COST         SALES       (DEPRECIATION)     03/31/06      INCOME      (LOSS)
----               ------------   ------------   -------------   --------------   -----------   ----------   --------
Liquid Assets
   Portfolio -
   Institutional
   Class            $14,872,104   $ 78,253,374   $ (74,958,112)        $--        $18,167,366    $125,693       $--

STIC Prime
   Portfolio -
   Institutional
   Class             14,872,104     78,253,374     (74,958,112)         --         18,167,366     126,095        --
                    -----------   ------------   -------------         ---        -----------    --------       ---
   SUBTOTAL         $29,744,208   $156,506,748   $(149,916,224)        $--        $36,334,732    $251,788       $--
                    ===========   ============   =============         ===        ===========    ========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    CHANGE IN
                                                                   UNREALIZED                                REALIZED
                       VALUE        PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE        DIVIDEND     GAIN
FUND                 12/31/05        AT COST         SALES       (DEPRECIATION)     03/31/06       INCOME     (LOSS)
----               ------------   ------------   -------------   --------------   -----------    ---------   --------
Liquid Assets
   Portfolio -
   Institutional
   Class           $156,672,058   $111,338,545   $ (73,331,169)        $--        $194,679,434    $257,647      $--

STIC Prime
   Portfolio -
   Institutional
   Class            156,672,059    111,338,545     (73,331,170)         --         194,679,434     258,353       --
                   ------------   ------------   -------------         ---        ------------    --------      ---
   SUBTOTAL        $313,344,117   $222,677,090   $(146,662,339)        $--        $389,358,868    $516,000      $--
                   ------------   ------------   -------------         ---        ------------    --------      ---
   TOTAL           $343,088,325   $379,183,838   $(296,578,563)        $--        $425,693,600    $767,788      $--
                   ============   ============   =============         ===        ============    ========      ===

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At March 31, 2006, securities with an aggregate value of $382,401,575 were on loan to brokers. The loans were secured by cash collateral of $389,358,868 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $516,000 for securities lending transactions, which are net of compensation to counterparties.

AIM SMALL CAP GROWTH FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $203,003,002 and $280,769,227, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 428,803,937
Aggregate unrealized (depreciation) of investment securities     (37,977,704)
                                                               -------------
Net unrealized appreciation of investment securities           $ 390,826,233
                                                               =============

Cost of investments for tax purposes is $1,501,438,195.

NOTE 5 -- SIGNIFICANT EVENT

The Board of Trustees of AIM Growth Series (the "Trust") unanimously approved, on November 14, 2005, a Plan of Reorganization pursuant to which AIM Small Cap Growth Fund (the "Fund") would acquire all of the assets of AIM Small Company Growth Fund ("Selling Fund"), a series of AIM Stock Funds ("the Reorganization"). Upon closing of the Reorganization, shareholders of Selling Fund received a corresponding class of shares of the Fund in exchange for their shares of Selling Fund, and Selling Fund ceased operations.

     The Plan of Reorganization required approval of Selling Fund shareholders. The Fund submitted the Plan of Reorganization to the shareholders for their consideration at a meeting held on March 16, 2006 and the Plan was approved. As of the close of business on March 17, 2006, the Selling Fund was closed to new investors. The Reorganization was completed on April 10, 2006.

Item 2. Controls and Procedures.

      (a) As of March 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 21, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

      (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

      Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series

By:   /s/ ROBERT H. GRAHAM
      -----------------------------------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: May 30, 2006


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ ROBERT H. GRAHAM
      -----------------------------------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: May 30, 2006


By:   /s/ SIDNEY M. DILGREN
      -----------------------------------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: May 30, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.